CONSOLIDATED STATEMENTS OF INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE (note 25)	$ 14,087	$ 10,573
EXPENSES
Cost of sales, exclusive of items shown separately	11,138	7,708
Operating and administrative	1,568	1,476
Accretion expenses (note 18)	7	6
Depreciation and amortization (notes 8 and 9)	439	422
Provisions on assets (note 6)	6	64
Total expenses	13,158	9,676
Income (loss) from equity investments (note 14)	13	(261)
Other income (note 28)	94	81
Foreign exchange gains	10	4
Interest expense	(330)	(275)
Income before income taxes	716	446
Income tax expense (note 21)
Current	23	59
Deferred	120	47
Net income after taxes	573	340
Net income applicable to non-controlling interests	50	57
Net income applicable to controlling interests	523	283
Preferred share dividends	(40)	(53)
Loss on redemption of preferred shares (note 26)	(84)
Net income applicable to common shares	$ 399	$ 230
Net income per common share (note 27)
Basic (in shares)	$ 1.42	$ 0.82
Diluted (in shares)	$ 1.41	$ 0.82
Weighted average number of common shares outstanding (millions) (note 27)
Basic (in shares)	281.0	279.9
Diluted (in shares)	283.3	281.7